Land use rights, net (Schedule of Components of Land Use Rights) (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Land use rights, net [Abstract]
Land use right	$ 9,646,151	60,630,886	60,630,886
Accumulated amortization	(667,886)	(4,197,999)	(3,047,459)
Land use rights, net (note 9)	8,978,265	56,432,887	57,583,427
Land use rights pledged as collateral at carrying value	$ 584,669	3,674,935	14,570,886